Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 1,278	$ 1,185
Work-in-process	601	757
Finished goods	4,401	3,667
Total Inventories	$ 6,280	$ 5,609